CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Held-to-maturity fair value	$ 163,121	$ 160,401
Preferred stock par value	$ 0.01
Preferred stock, authorized shares	4,000,000
Preferred stock, issued shares	0
Common stock, par value	$ 20	$ 20
Common stock, authorized	16,000,000	16,000,000
Common stock, shares issued	1,946,496	1,946,496
Treasury stock, shares	58,497	57,748